UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one):     [  ] is a restatement

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Warburg Pincus & Co.
Address:  450 Lexington Avenue
          New York, NY 10017-3147

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Arenare, Esq.
Title:     Managing Director and General Counsel
Phone:     (212) 878-0600


Signature, Place, and Date of Signing:

/s/ Scott A. Arenare     New York, NY     May 13, 2011
--------------------     ------------     ------------

     [Signature]        [City, State]        [Date]

Report type (Check only one.):

[ ]   13F HOLDINGS REPORT.  (Check here if all holdings of this report manager are reported in this report.)

[X]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     No.       Form 13F File Number          Name

     1         28-14208                      Warburg Pincus LLC


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